Business Combinations - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jul. 18, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 04, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Jul. 18, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Purchase price, net of cash acquired				$ 67,415,000
Contingent consideration				4,474,000	$ 929,000
Shares issued upon acquisition				662,000
Intangible assets				40,405,000
Goodwill				42,587,000	25,303,000		$ 12,623,000
Enterprise Software [Member]
Business Acquisition [Line Items]
Goodwill				12,680,000	12,680,000
Intelligent Systems [Member]
Business Acquisition [Line Items]
Goodwill				17,284,000
Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets				$ 17,651,000
VIZIYA [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired			100.00%
Transaction costs			$ 781,000
Purchase price, net of cash acquired			25,633,000
Contingent consideration			$ 6,450,000
Common shares issued | shares			405,268
Shares issued upon acquisition			$ 662,000
Goodwill			12,680,000
VIZIYA [Member] | Enterprise Software [Member]
Business Acquisition [Line Items]
Goodwill			12,680,000
VIZIYA [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets			$ 10,000,000
Amortization period			5 years
VIZIYA [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets			$ 5,800,000
Amortization period			7 years
VIZIYA [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,400,000
Amortization period			7 years
IRD [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired		100.00%
Transaction costs		$ 901,000
Purchase price, net of cash acquired		47,782,000
Goodwill		15,820,000
IRD [Member] | Intelligent Systems [Member]
Business Acquisition [Line Items]
Goodwill		15,820,000
IRD [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets		$ 7,400,000
Amortization period		5 years
IRD [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets		$ 8,100,000
Amortization period		7 years
IRD [Member] | Brand [Member]
Business Acquisition [Line Items]
Intangible assets		$ 5,900,000
Amortization period		7 years
IRD [Member] | Backlog [Member]
Business Acquisition [Line Items]
Intangible assets		$ 1,300,000
Amortization period		7 years
iCOMS [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%					100.00%
Transaction costs	$ 41,000
Purchase price, net of cash acquired	1,184,000
Goodwill	246,000
iCOMS [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Loan amount funded for the acquisition						$ 1,500
iCOMS [Member] | Intelligent Systems [Member]
Business Acquisition [Line Items]
Goodwill	246,000				$ 0
iCOMS [Member] | Developed Software [Member]
Business Acquisition [Line Items]
Intangible assets	$ 251,000
Amortization period	5 years
iCOMS [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 254,000
Amortization period	7 years